Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

In August 2022, the SEC adopted final rules to implement Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. The following information about the relationship between executive compensation actually paid and certain financial performance of QNB is provided pursuant to Item 402(v) of SEC Regulation S-K.

Year	Summary compensation table total for Principal Executive Officer ("PEO") (1)	Compensation actually paid to PEO (2)	Average summary compensation table total for non-PEO named executive officers ("NEOs") (3)	Average compensation actually paid to NEOs (4)	Value of initial fixed $100 investment based on total shareholder return ("TSR") (5)	Net income (in thousands) (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$764,667	$764,667	$368,545	$359,307	$106.44	$11,448
2023	691,755	691,755	333,668	322,051	80.31	9,483
2022	663,752	645,543	299,484	285,827	77.14	15,921

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Freeman (Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Freeman, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Freeman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Freeman’s total compensation for each year to determine the compensation actually paid:

Year	Reported summary compensation table total for PEO	Reported value of equity awards (a)	Equity award adjustments (b)	Compensation actually paid to PEO
2024	$764,667	$—	$—	$764,667
2023	691,755	—	—	691,755
2022	663,752	18,209	—	645,543

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year. There were no equity awards in 2024 and 2023 for the PEO.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) an amount equal to the change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, an amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our company’s NEOs as a group (excluding Mr. Freeman) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Freeman) included for purposes of calculating the average amounts in each applicable year are as follows: for 2024 include Mr. Lehocky, Mr. Orzehoski, Mr. Cattie and Ms. Covelens; for 2023 include Mr. Lehocky, Mr. Orzehoski, Mr. Cattie and Ms. Covelens; and for 2022 include Mr. Orzehoski, Mr. Cattie, Ms. Westwood and the combination of the former Principal Financial Officer Ms. McCracken and her replacement Mr. Lehocky.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Freeman), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Freeman) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Freeman) for each year to determine the compensation actually paid, using the same methodology described in Note 2 above:

Year	Average reported summary compensation table total for NEOs	Average reported value of equity awards (a)	Average equity award adjustments (b)	Average compensation actually paid to NEOs
2024	$368,545	$9,238	$—	$359,307
2023	333,668	11,617	—	322,051
2022	299,484	13,657	—	285,827

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of cash dividends for the measurement period and the difference between QNB’s share price at the end and the beginning of the measurement period by the share price at the beginning of the measurement period.

(6)
The dollar amounts reported represent the amount of net income reflected in our consolidated audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Freeman (Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

PEO Total Compensation Amount	$ 764,667	$ 691,755	$ 663,752
PEO Actually Paid Compensation Amount	$ 764,667	691,755	645,543
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Freeman, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Freeman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Freeman’s total compensation for each year to determine the compensation actually paid:

Year	Reported summary compensation table total for PEO	Reported value of equity awards (a)	Equity award adjustments (b)	Compensation actually paid to PEO
2024	$764,667	$—	$—	$764,667
2023	691,755	—	—	691,755
2022	663,752	18,209	—	645,543

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year. There were no equity awards in 2024 and 2023 for the PEO.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) an amount equal to the change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, an amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 368,545	333,668	299,484
Non-PEO NEO Average Compensation Actually Paid Amount	$ 359,307	322,051	285,827
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Freeman), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Freeman) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Freeman) for each year to determine the compensation actually paid, using the same methodology described in Note 2 above:

Year	Average reported summary compensation table total for NEOs	Average reported value of equity awards (a)	Average equity award adjustments (b)	Average compensation actually paid to NEOs
2024	$368,545	$9,238	$—	$359,307
2023	333,668	11,617	—	322,051
2022	299,484	13,657	—	285,827

Equity Valuation Assumption Difference, Footnote
(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of cash dividends for the measurement period and the difference between QNB’s share price at the end and the beginning of the measurement period by the share price at the beginning of the measurement period.

Compensation Actually Paid vs. Total Shareholder Return

The graph below illustrates the trend in “compensation actually paid” over the last three years to our TSR performance. This illustrates that from 2022 to 2024; our compensation moved in alignment with our TSR performance, increasing in 2023 and 2024.

Compensation Actually Paid vs. Net Income

The graphs below illustrate the trend in “compensation actually paid” over the last three years relative to our GAAP Net Income. This illustrates that from 2022 to 2024; our compensation moved in alignment with our GAAP Net Income increasing in 2024; but in 2023, GAAP Net Income decreased and as our compensation increased.

Tabular List, Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, below is a list of the most important financial measures used by the Compensation Committee to link executive compensation to performance for the 2024 performance year:

•
Return on Average Equity
•
Earnings Per Share Growth
•
Return on Average Equity versus Peer Group

Total Shareholder Return Amount	$ 106.44	80.31	77.14
Net Income (Loss)	$ 11,448,000	$ 9,483,000	$ 15,921,000
PEO Name	Mr. Freeman	Mr. Freeman	Mr. Freeman
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Average Equity
Non-GAAP Measure Description	(6) The dollar amounts reported represent the amount of net income reflected in our consolidated audited financial statements for the applicable year.
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings Per Share Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Average Equity versus Peer Group
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (18,209)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,238)	$ (11,617)	$ (13,657)